Borrowings and other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2020
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Detailed Information about Borrowings and Project Finance Facility

	December 31, 2020	December 31, 2019
Current liabilities:
Project finance facility (a)	$27,567	$22,177
Lease liabilities (b)	721	4,370
	$28,288	$26,547
Non-current liabilities:
Project finance facility (a)	$4,157,344	$4,170,058
Lease liabilities (b)	16,147	17,212
	$4,173,491	$4,187,270

(a)	Project finance facility
On December 14, 2015, Oyu Tolgoi signed a $4.4 billion project finance facility. The facility is provided by a syndicate of international financial institutions and export credit agencies representing the governments of Canada, the United States and Australia, along with 15 commercial banks. The project finance lenders have agreed a debt cap of $6.0 billion. In addition to the funding drawn down to date there is an additional $0.1 billion available, subject to certain conditions, under the Company’s facility with the Export-Import Bank of the United States, and the potential for an additional $1.6 billion of supplemental debt in the future. Under the terms of the project finance facility held by Oyu Tolgoi, there are certain restrictions on the ability of Oyu Tolgoi to make shareholder distributions.

At December 31, 2020, Oyu Tolgoi has drawn down $4.3 billion of the project finance facility:

	December 31, 2020		Original Term (ii)	Annual interest rate
Facility	Carrying Value (i)	Fair Value (i)		Pre-completion	Post-completion
International Financial Institutions - A Loan	$777,481	$867,300	15 years	LIBOR + 3.78%	LIBOR + 4.78%
Export Credit Agencies	872,200	971,996	14 years	LIBOR + 3.65%	LIBOR + 4.65%
Loan	276,974	333,615	13 years	2.3%	2.3%
MIGA Insured Loan (iii)	677,714	750,133	12 years	LIBOR + 2.65%	LIBOR + 3.65%
Commercial Banks - B Loan	1,580,542	1,761,182	12 years	LIBOR + 3.4%	LIBOR + 4.4%
				Includes $50 million	15-year loan at A Loan rate
	$4,184,911	$4,684,226

(i)
The carrying value of borrowings

under the project finance facility differs from fair value due to amortized transaction costs, and changes in the estimate of fair value between the initial recognition date and the balance sheet date. Project finance borrowings were initially recognized at fair value less transaction costs on the relevant draw down dates, with aggregate initial fair value being $4,348.9 million before transaction costs. At December 31, 2020, these borrowings are stated net of $140.7 million unamortized transaction costs.

At December 31, 2020, the fair value of the Company’s borrowings has been estimated with reference to a market yield, the variability of which is considered a reasonable indicator, over the pre-completion
period, of movements in the fair value of amounts drawn under the project finance facility. Post completion, the fair value has been estimated using a separate discount rate that incorporates the annual interest rate on each tranche of the facility with reference to the consideration of factors that could indicate a change in the credit assessment of Oyu Tolgoi LLC as a counterparty to project finance. These considerations include in-country
risk relating to the Oyu Tolgoi project and the assumed date of transition from pre-completion
to post-completion. The transition from
pre-completion
to post-completion is determined by a set of tests for both completion of physical infrastructure and the ability to extract and process ore of defined grades over a defined period. This is considered a level 3 fair value measurement. Refer to Note 22 (v) for a description of Rio Tinto guarantee arrangements with respect to project finance borrowings.

(ii)
The project finance facility provides for interest only payments for the first five years followed by minimum repayments according to a stepped amortization schedule for the remaining life of the facility. The maturity analysis of principal repayments is as follows:

	December 31, 2020	December 31, 2019
Maturity analysis - Project Finance facility (1)
Less than one year	$43,489	$23,289
One to five years	2,418,861	1,893,607
More than five years	1,863,279	2,432,022
	$4,325,629	$4,348,918

(1)
The rows are represented in dates as follows: As at December 31, 2020: 12 months to December 31, 2021; 48 months between January 1, 2022 and December 31, 2026; Beyond January 1, 2027. As at December 31, 2019: 12 months to December 31, 2020; 48 months between January 1, 2021 and December 31, 2025; Beyond January 1, 2026.

(iii)
The Multilateral Investment Guarantee Agency (“MIGA”) provides political risk insurance for commercial banks. The Company is required to pay an annual insurance premium of 1.4% of the MIGA Insured Loan for the remaining life of the facility.

Summary of maturity principal repayments of borrowings
The maturity analysis of principal repayments is as follows:

	December 31, 2020	December 31, 2019
Maturity analysis - Project Finance facility (1)
Less than one year	$43,489	$23,289
One to five years	2,418,861	1,893,607
More than five years	1,863,279	2,432,022
	$4,325,629	$4,348,918

(1)
The rows are represented in dates as follows: As at December 31, 2020: 12 months to December 31, 2021; 48 months between January 1, 2022 and December 31, 2026; Beyond January 1, 2027. As at December 31, 2019: 12 months to December 31, 2020; 48 months between January 1, 2021 and December 31, 2025; Beyond January 1, 2026.

Schedule of Lease Liabilities

	December 31, 2020	Decemrber 31, 2019
Maturity analysis - contractual undiscounted cash flows (1)
Less than one year	$1,121	$4,386
One to five years	19,631	15,334
More than five years	205	2,035
Total undiscounted lease liabilities	20,957	$21,755
Lease liabilities included in the Consolidated balance sheet	16,868	$21,582
Current	721	$4,370
Non-Current	16,147	$17,212

(1)
The rows are represented in dates as follows: As at December 31, 2020: 12 months to December 31, 2021; 48 months between January 1, 2022 and December 31, 2026; Beyond January 1, 2027. As at December 31, 2019: 12 months to December 31, 2020; 48 months between January 1, 2021 and December 31, 2025; Beyond January 1, 2026.